Fair Value Measurements - Changes in fair value of warrant liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Fair value as of beginning of period	$ 9,205,500	$ 4,512,500	$ 4,512,500
Change in fair value	(3,191,842)	4,693,000
Fair value as of end of period	6,013,658	9,205,500	9,205,500
Transfer of assets from level 1 to level 2	0	0	0	$ 0
Transfer of assets from level 2 to level 1	0	0	0	0
Transfer of liabilities from level 1 to level 2	0	0	0	0
Transfer of liabilities from level 2 to level 1	0	0	0	$ 0
Aggregate Warrant Liability
Fair Value Measurements
Fair value as of beginning of period	9,205,500	4,512,500	4,512,500
Change in fair value			(4,693,000)
Fair value as of end of period			9,205,500
Public Warrants
Fair Value Measurements
Fair value as of beginning of period	5,737,500	2,812,500	2,812,500
Change in fair value	(1,989,375)	2,925,000	(2,925,000)
Fair value as of end of period	3,748,125	5,737,500	5,737,500
Private Placement Warrants
Fair Value Measurements
Fair value as of beginning of period	3,468,000	1,700,000	1,700,000
Change in fair value	(1,202,467)	1,768,000	(1,768,000)
Fair value as of end of period	$ 2,265,533	$ 3,468,000	$ 3,468,000